Due from non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2017
Due From Non-Controlling Interest
	2017	2016
Opening Balance	$5,000	$44,180

Accrued interest on purchase price receivable	-	898
Amounts received from non-controlling interest, including interest	(5,000)	(17,500)
Non-monetary exchange for mineral properties	-	(22,578)
Total due from non-controlling interest	$-	$5,000
Less: non-current portion of due from non-controlling interest	-	-
Due from non-controlling interest recorded as a current asset	$-	$5,000